Consolidated Statements Of Earnings (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Statement [Abstract]
Interest income	$ 29	$ 24	$ 16